UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Arrowgrass Capital Partners LLP
           ---------------------------------
Address:   Level 34, Tower 42
           ---------------------------------
           25 Old Broad Street
           ---------------------------------
           London, United Kingdom
           ---------------------------------
           EC2N 1HQ
           ---------------------------------

Form 13F File Number: 028-14258
                      ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Simon Henry Kenner
        ---------------------------------
Title:  Chief Executive Officer
        ---------------------------------
Phone:  +44 20 3100 1000
        ---------------------------------

Signature,  Place, and Date of Signing:

/s/ Simon Henry Kenner               London, United Kingdom       May 12, 2011
---------------------------------   ---------------------------  -------------
[Signature]                               [City, State]             [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               7

Form 13F Information Table Value Total:  $      825,947
                                         --------------
                                         (In Thousands)


List of Other Included Managers: None

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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                   VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
DEUTSCHE BANK AG         NAMEN AKT      D18190898   49,357   835,566 SH       SOLE                  835,566      0    0
DEUTSCHE BANK AG         NAMEN AKT      D18190898  220,922 3,740,000 SH  CALL SOLE                3,740,000      0    0
DEUTSCHE BANK AG         NAMEN AKT      D18190898  198,180 3,355,000 SH  PUT  SOLE                3,355,000      0    0
SPDR S&P 500 ETF TR      TR UNIT        78462F103  164,809 1,243,000 SH  CALL SOLE                1,243,000      0    0
SPDR S&P 500 ETF TR      TR UNIT        78462F103  164,809 1,243,000 SH  PUT  SOLE                1,243,000      0    0
UBS AG                   SHS NEW        H89231338   13,935   772,000 SH  CALL SOLE                  772,000      0    0
UBS AG                   SHS NEW        H89231338   13,935   772,000 SH  PUT  SOLE                  772,000      0    0